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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.09%)
Communication Services (2.22%)
	Cable & Satellite (0.83%)
354,000	Liberty Broadband Corporation, Cl C [1]	$25,461,926	$25,498,620

	Interactive Media & Services (1.39%)
107,000	IAC/InterActiveCorp. [1]	22,338,665	19,585,280
724,374	Zillow Group, Inc., CI C [1]	19,367,958	22,875,731

		41,706,623	42,461,011

Total Communication Services		67,168,549	67,959,631

Consumer Discretionary (10.36%)
	Automotive Retail (0.37%)
178,446	CarMax, Inc. [1]	2,023,599	11,193,918

	Hotels, Resorts & Cruise Lines (2.29%)
507,442	Choice Hotels International, Inc.	2,173,983	36,322,698
496,233	Hyatt Hotels Corp., Cl A	13,413,212	33,545,351

		15,587,195	69,868,049

	Internet & Direct Marketing Retail (2.51%)
25,759	Booking Holdings, Inc. [1]	4,113,567	44,367,817
288,627	Expedia Group, Inc.	35,637,276	32,513,831

		39,750,843	76,881,648

	Leisure Facilities (4.41%)
639,538	Vail Resorts, Inc.	12,388,781	134,827,401

	Specialty Stores (0.78%)
297,117	Tiffany & Co.	12,604,434	23,920,890

Total Consumer Discretionary		82,354,852	316,691,906

Energy (0.25%)
	Oil & Gas Exploration & Production (0.25%)
74,931	Concho Resources, Inc. [1]	3,203,300	7,702,157

Financials (13.35%)
	Asset Management & Custody Banks (0.95%)
314,514	T. Rowe Price Group, Inc.	11,151,766	29,035,932

	Financial Exchanges & Data (4.31%)
401,723	FactSet Research Systems, Inc.	21,659,549	80,396,824
242,267	MarketAxess Holdings, Inc.	27,922,784	51,193,440

		49,582,333	131,590,264

	Insurance Brokers (1.77%)
356,421	Willis Towers Watson plc [2]	43,878,570	54,126,093

	Investment Banking & Brokerage (2.89%)
2,125,936	The Charles Schwab Corp.	1,921,092	88,290,122

	Property & Casualty Insurance (2.09%)
2,393,444	Arch Capital Group Ltd. [1,2]	8,625,560	63,952,824

	Regional Banks (1.34%)
471,421	First Republic Bank	14,958,209	40,966,485

Total Financials		130,117,530	407,961,720

Shares		Cost	Value
Common Stocks (continued)
Health Care (23.14%)
	Biotechnology (0.54%)
170,658	Sage Therapeutics, Inc. [1]	$27,223,281	$16,347,330

	Health Care Equipment (7.68%)
976,630	IDEXX Laboratories, Inc. [1]	18,197,737	181,672,713
205,644	Teleflex, Inc.	41,408,216	53,154,861

		59,605,953	234,827,574

	Health Care Supplies (3.83%)
84,360	Align Technology, Inc. [1]	12,821,265	17,667,515
157,418	The Cooper Companies, Inc.	19,849,960	40,062,881
605,404	West Pharmaceutical Services, Inc.	26,455,689	59,347,754

		59,126,914	117,078,150

	Health Care Technology (1.31%)
448,386	Veeva Systems, Inc., Cl A [1]	25,739,022	40,049,837

	Life Sciences Tools & Services (9.77%)
396,986	Bio-Techne Corporation	39,003,090	57,451,814
302,552	Illumina, Inc. [1]	13,002,071	90,744,421
234,117	Mettler-Toledo International, Inc. [1]	14,406,385	132,411,893
95,000	Waters Corp. [1]	19,337,869	17,921,750

		85,749,415	298,529,878
	Pharmaceuticals (0.01%)
8,340	Elanco Animal Health, Inc. [1]	200,160	262,960

Total Health Care		257,644,745	707,095,729

Industrials (17.44%)
	Aerospace & Defense (0.65%)
516,082	BWX Technologies, Inc.	25,835,700	19,729,815

	Agricultural & Farm Machinery (1.01%)
550,045	The Toro Co.	33,900,191	30,736,515

	Building Products (0.74%)
526,158	AO Smith Corp.	27,577,969	22,466,947

	Construction Machinery & Heavy Trucks (0.66%)
287,740	Wabtec Corp.	18,573,369	20,213,735

	Environmental & Facilities Services (1.16%)
984,612	Rollins, Inc.	20,292,297	35,544,493

	Industrial Conglomerates (2.08%)
238,192	Roper Technologies, Inc.	19,882,431	63,482,932

	Industrial Machinery (1.76%)
426,760	IDEX Corporation	31,129,522	53,882,717

	Research & Consulting Services (8.96%)
198,493	CoStar Group, Inc. [1]	34,240,614	66,959,629
1,262,500	TransUnion	61,989,415	71,710,000
1,240,206	Verisk Analytics, Inc. [1]	31,725,218	135,232,062

		127,955,247	273,901,691

	Trading Companies & Distributors (0.42%)
248,117	Fastenal Co.	4,100,825	12,974,038

Total Industrials		309,247,551	532,932,883

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (25.49%)
	Application Software (10.04%)
545,856	ANSYS, Inc. [1]	$14,655,945	$78,024,657
251,000	Aspen Technology, Inc. [1]	20,768,366	20,627,180
1,066,093	Ceridian HCM Holding, Inc. [1]	33,287,531	36,769,547
1,260,809	Guidewire Software, Inc. [1]	62,448,790	101,154,706
937,076	SS&C Technologies Holdings, Inc.	26,106,444	42,271,498
114,134	The Ultimate Software Group, Inc. [1]	22,104,684	27,947,993

		179,371,760	306,795,581

	Data Processing & Outsourced Services (3.87%)
194,448	FleetCor Technologies, Inc. [1]	7,054,686	36,112,883
366,986	MAXIMUS, Inc.	18,343,053	23,887,119
764,350	Worldpay, Inc., Cl A [1]	42,389,369	58,419,270

		67,787,108	118,419,272

	Internet Services & Infrastructure (4.22%)
637,103	Verisign, Inc. [1]	30,837,071	94,476,004
382,000	Wix.com Ltd. [1,2]	31,834,500	34,509,880

		62,671,571	128,985,884

	IT Consulting & Other Services (6.44%)
1,538,323	Gartner, Inc. [1]	33,456,031	196,659,212

	Technology Distributors (0.92%)
347,363	CDW Corp.	21,352,377	28,153,771

Total Information Technology		364,638,847	779,013,720

Real Estate (5.84%)
	Office REITs (0.52%)
52,548	Alexander’s, Inc. [4]	2,289,269	16,013,477

	Real Estate Services (1.46%)
1,116,323	CBRE Group, Inc., Cl A [1]	12,667,478	44,697,573

	Specialized REITs (3.86%)
123,416	Equinix, Inc.	8,292,378	43,511,545
459,856	SBA Communications Corp. [1]	12,304,364	74,446,088

		20,596,742	117,957,633

Total Real Estate		35,553,489	178,668,683

Total Common Stocks		1,249,928,863	2,998,026,429

Shares		Cost	Value
Common Stocks (continued)
Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	$0	$183,462

Principal Amount
Short Term Investments (2.12%)

$64,679,957	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $64,681,754; (Fully collateralized by $65,000,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $65,974,285)[5]	64,679,957	64,679,957

Total Investments (100.22%)		$1,314,608,820	3,062,889,848

Liabilities Less Cash and Other Assets (-0.22%)			(6,722,933)

Net Assets			$3,056,166,915

Retail Shares (Equivalent to $63.81 per share based on 28,653,479 shares outstanding)			$1,828,328,724

Institutional Shares (Equivalent to $66.31 per share based on 17,577,039 shares outstanding)			$1,165,453,659

R6 Shares (Equivalent to $66.29 per share based on 941,020 shares outstanding)			$62,384,532

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2018, the market value of restricted and fair valued securities amounted to $183,462 or 0.01% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.84%)
Communication Services (4.37%)
	Alternative Carriers (2.56%)
7,488,437	Iridium Communications, Inc. [1,4]	$45,679,471	$138,161,663

	Movies & Entertainment (1.81%)
5,148,400	Manchester United plc, Cl A [2]	72,550,034	97,716,632

Total Communication Services		118,229,505	235,878,295

Consumer Discretionary (22.09%)
	Apparel, Accessories & Luxury Goods (0.41%)
1,250,000	Under Armour, Inc., Cl A [1]	4,273,463	22,087,500

	Casinos & Gaming (3.30%)
725,000	Boyd Gaming Corp.	18,479,841	15,065,500
5,289,000	Penn National Gaming, Inc. [1]	70,102,132	99,591,870
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,263	63,608,625

		155,450,236	178,265,995

	Education Services (3.55%)
1,720,000	Bright Horizons Family Solutions, Inc. [1]	55,142,790	191,694,000

	General Merchandise Stores (0.39%)
316,228	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,933,905	21,032,324

	Hotels, Resorts & Cruise Lines (6.07%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	214,740,000
1,600,000	Marriott Vacations Worldwide Corp.	87,504,361	112,816,000

		160,286,488	327,556,000

	Leisure Facilities (8.20%)
2,100,000	Vail Resorts, Inc. [4]	65,291,780	442,722,000

	Specialty Stores (0.17%)
300,000	Dick’s Sporting Goods, Inc.	4,330,276	9,360,000

Total Consumer Discretionary		459,708,938	1,192,717,819

Consumer Staples (1.39%)
	Food Distributors (0.60%)
1,000,000	Performance Food Group Co. [1]	19,000,000	32,270,000

	Household Products (0.79%)
650,000	Church & Dwight Co., Inc.	5,858,187	42,744,000

Total Consumer Staples		24,858,187	75,014,000

Financials (26.00%)
	Asset Management & Custody Banks (3.04%)
2,400,000	The Carlyle Group	52,032,727	37,800,000
2,000,000	Cohen & Steers, Inc.	49,208,575	68,640,000
1,450,000	Oaktree Capital Group, LLC	65,375,827	57,637,500

		166,617,129	164,077,500

	Financial Exchanges & Data (11.90%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	250,162,500
1,150,000	Morningstar, Inc.	27,237,863	126,316,000
1,805,000	MSCI, Inc.	34,379,398	266,111,150

		124,153,357	642,589,650

	Investment Banking & Brokerage (0.78%)
425,000	Houlihan Lokey, Inc.	18,590,688	15,640,000
775,000	Moelis & Co., Cl A	21,734,239	26,644,500

		40,324,927	42,284,500

	Life & Health Insurance (3.40%)
1,875,000	Primerica, Inc.	40,103,890	183,206,250

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (6.14%)
10,370,000	Arch Capital Group Ltd. [1,2]	$33,026,276	$277,086,400
978,449	Kinsale Capital Group, Inc.	32,761,205	54,362,626

		65,787,481	331,449,026

	Thrifts & Mortgage Finance (0.74%)
525,000	Essent Group Ltd. [1,2]	14,507,434	17,944,500
100,059	LendingTree, Inc. [1]	24,206,736	21,969,954

		38,714,170	39,914,454

Total Financials		475,700,954	1,403,521,380

Health Care (9.64%)
	Biotechnology (0.26%)
678,051	Denali Therapeutics, Inc. [1]	12,825,338	14,008,534

	Health Care Equipment (3.93%)
1,140,000	IDEXX Laboratories, Inc. [1]	16,931,252	212,062,800

	Health Care Supplies (1.69%)
486,717	Neogen Corp. [1]	8,075,672	27,742,869
650,000	West Pharmaceutical Services, Inc.	22,330,088	63,719,500

		30,405,760	91,462,369

	Life Sciences Tools & Services (3.64%)
850,000	Bio-Techne Corporation	44,923,357	123,012,000
130,000	Mettler-Toledo International, Inc. [1]	5,954,392	73,525,400

		50,877,749	196,537,400

	Pharmaceuticals (0.12%)
250,000	Dechra Pharmaceuticals plc (United Kingdom) [2,6]	7,036,921	6,605,275

Total Health Care		118,077,020	520,676,378

Industrials (7.89%)
	Building Products (1.65%)
1,500,000	Trex Company, Inc. [1]	27,317,721	89,040,000

	Electrical Components & Equipment (0.36%)
1,948,375	Bloom Energy Corp., Cl A [1,5]	38,416,338	19,444,782

	Environmental & Facilities Services (0.04%)
200,000	BrightView Holdings, Inc. [1]	2,184,499	2,042,000

	Industrial Machinery (0.08%)
65,507	Albany International Corp., Cl A	4,417,079	4,089,602

	Research & Consulting Services (5.34%)
855,000	CoStar Group, Inc. [1]	36,410,092	288,425,700

	Trading Companies & Distributors (0.42%)
750,000	Air Lease Corp.	17,264,846	22,657,500

Total Industrials		126,010,575	425,699,584

Information Technology (21.39%)
	Application Software (12.85%)
905,000	2U, Inc. [1]	50,096,186	44,996,600
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	19,995,500
1,500,000	ANSYS, Inc. [1]	35,363,292	214,410,000
2,200,000	Benefitfocus, Inc. [1,4]	83,233,571	100,584,000
100,000	Cision Ltd. [1,2]	1,517,355	1,170,000
1,190,000	Guidewire Software, Inc. [1]	38,711,926	95,473,700
1,000,000	Pegasystems, Inc.	13,997,009	47,830,000
3,750,000	SS&C Technologies Holdings, Inc.	29,603,660	169,162,500

		263,853,018	693,622,300

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (1.59%)
1,315,000	MAXIMUS, Inc.	$24,215,538	$85,593,350

	Electronic Components (0.89%)
280,000	Littelfuse, Inc.	31,472,950	48,014,400

	Internet Services & Infrastructure (0.73%)
438,207	Wix.com Ltd. [1,2]	28,664,771	39,587,620

	IT Consulting & Other Services (5.33%)
2,250,000	Gartner, Inc. [1]	34,231,162	287,640,000

Total Information Technology		382,437,439	1,154,457,670

Real Estate (8.07%)
	Diversified REITs (0.34%)
460,135	American Assets Trust, Inc.	8,503,418	18,483,623

	Office REITs (2.89%)
92,000	Alexander’s, Inc. [5]	11,873,304	28,036,080
3,750,000	Douglas Emmett, Inc.	46,426,704	127,987,500

		58,300,008	156,023,580

	Specialized REITs (4.84%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,517,362	86,430,000
5,400,000	Gaming and Leisure Properties, Inc.	118,252,553	174,474,000

		144,769,915	260,904,000

Total Real Estate		211,573,341	435,411,203

Total Common Stocks		1,916,595,959	5,443,376,329

Preferred Stocks (0.48%)
Communication Services (0.48%)
	Alternative Carriers (0.48%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	10,095,219	25,929,195

Private Preferred Stocks (0.08%)
Health Care (0.08%)
	Health Care Technology (0.08%)
3,354,353	Schrödinger, Inc., Series E [1,3,5,7]	4,999,998	4,025,224

Private Partnerships (0.00%)

Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	61,755

Principal Amount		Cost	Value
Short Term Investments (0.01%)
$782,663	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $782,685; (Fully collateralized by $790,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $801,841) [6]	$782,663	$782,663

Total Investments (101.41%)		$1,932,473,839	5,474,175,166

Liabilities Less Cash and Other Assets (-1.41%)			(75,856,122)

Net Assets			$5,398,319,044

Retail Shares (Equivalent to $61.17 per share based on 34,503,234 shares outstanding)			$2,110,575,385

Institutional Shares (Equivalent to $63.17 per share based on 50,629,853 shares outstanding)			$3,198,397,755

R6 Shares (Equivalent to $63.18 per share based on 1,414,156 shares outstanding)			$89,345,904

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2018, the market value of restricted and fair valued securities amounted to $4,086,979 or 0.08% of net assets. These securities are not deemed liquid.
[4]	See Note 3 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.74%)
Communication Services (4.60%)
	Advertising (0.18%)
523,100	Emerald Expositions Events, Inc.	$8,892,700	$6,455,054

	Cable & Satellite (2.01%)
100,000	Liberty Broadband Corporation, Cl A [1]	404,823	7,181,000
300,000	Liberty Broadband Corporation, Cl C [1]	1,184,602	21,609,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,399,372	40,678,000

		3,988,797	69,468,000

	Movies & Entertainment (2.41%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	10,168,679	23,025,000
225,000	The Madison Square Garden Company, Cl A [1]	11,968,716	60,232,500

		22,137,395	83,257,500

Total Communication Services		35,018,892	159,180,554

Consumer Discretionary (14.99%)
	Automotive Retail (0.46%)
1,398,900	Camping World Holdings, Inc., Cl A	33,647,404	16,045,383

	Casinos & Gaming (1.62%)
2,750,000	Red Rock Resorts, Inc., Cl A	60,336,496	55,852,500

	Education Services (2.66%)
825,000	Bright Horizons Family Solutions, Inc. [1]	25,784,147	91,946,250

	General Merchandise Stores (0.48%)
250,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	15,211,851	16,627,500

	Home Improvement Retail (1.50%)
2,000,000	Floor & Decor Holdings, Inc., Cl A [1]	77,932,896	51,800,000

	Homebuilding (1.36%)
1,400,000	Installed Building Products, Inc. [1]	83,812,869	47,166,000

	Internet & Direct Marketing Retail (1.17%)
1,000,000	Shutterfly, Inc. [1]	52,116,854	40,260,000

	Leisure Facilities (1.28%)
822,000	Planet Fitness, Inc., Cl A [1]	29,284,556	44,075,640

	Restaurants (2.11%)
375,000	BJ’s Restaurants, Inc.	12,212,887	18,963,750
800,000	The Cheesecake Factory, Inc.	21,568,144	34,808,000
300,000	Wingstop Inc.	6,245,578	19,257,000

		40,026,609	73,028,750

	Specialty Stores (2.35%)
3,000,000	Hudson Ltd., Cl A [1,2]	54,314,533	51,450,000
3,000,000	Party City Holdco, Inc. [1]	43,021,808	29,940,000

		97,336,341	81,390,000

Total Consumer Discretionary		515,490,023	518,192,023

Financials (1.95%)
	Financial Exchanges & Data (0.57%)
200,000	Cboe Global Markets, Inc.	15,498,427	19,566,000

	Investment Banking & Brokerage (1.38%)
600,000	Houlihan Lokey, Inc.	27,827,646	22,080,000
750,000	Moelis & Co., Cl A	17,797,031	25,785,000

		45,624,677	47,865,000

Total Financials		61,123,104	67,431,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (17.48%)
	Biotechnology (0.60%)
1,500,000	Abcam plc (United Kingdom) [2,4]	$14,075,553	$20,879,238

	Health Care Equipment (5.29%)
600,000	Cantel Medical Corp.	29,637,826	44,670,000
300,000	DexCom, Inc. [1]	3,984,388	35,940,000
550,000	IDEXX Laboratories, Inc. [1]	8,450,778	102,311,000

		42,072,992	182,921,000

	Health Care Services (0.48%)
439,217	Guardant Health, Inc. [1]	10,294,580	16,510,167

	Health Care Technology (2.04%)
1,425,000	Teladoc Health, Inc. [1]	45,753,343	70,637,250

	Life Sciences Tools & Services (6.83%)
750,000	ICON plc [1,2]	21,310,875	96,907,500
100,000	Mettler-Toledo International, Inc. [1]	5,044,069	56,558,000
900,000	PRA Health Sciences, Inc. [1]	16,553,917	82,764,000

		42,908,861	236,229,500

	Managed Health Care (1.55%)
900,000	HealthEquity, Inc. [1]	15,080,649	53,685,000

	Pharmaceuticals (0.69%)
900,000	Dechra Pharmaceuticals plc (United Kingdom) [2,4]	24,883,860	23,778,990

Total Health Care		195,069,838	604,641,145

Industrials (18.41%)
	Aerospace & Defense (4.63%)
1,050,000	Mercury Systems, Inc. [1]	27,591,526	49,654,500
325,000	TransDigm Group, Inc. [1]	0	110,519,500

		27,591,526	160,174,000

	Environmental & Facilities Services (3.49%)
1,625,000	Waste Connections, Inc. [2]	70,958,333	120,656,250

	Human Resource & Employment Services (2.60%)
1,650,000	ASGN, Inc. [1]	38,840,132	89,925,000

	Industrial Conglomerates (0.63%)
600,000	Raven Industries, Inc.	21,713,675	21,714,000

	Industrial Machinery (3.70%)
800,000	John Bean Technologies Corp.	70,318,359	57,448,000
150,000	Nordson Corp.	4,103,822	17,902,500
250,000	RBC Bearings, Incorporated [1]	15,921,126	32,775,000
600,000	Sun Hydraulics Corp.	30,492,020	19,914,000

		120,835,327	128,039,500

	Trading Companies & Distributors (3.36%)
1,300,000	SiteOne Landscape Supply, Inc. [1]	38,519,369	71,851,000
2,500,000	Univar, Inc. [1]	56,006,026	44,350,000

		94,525,395	116,201,000

Total Industrials		374,464,388	636,709,750

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (32.11%)
	Application Software (17.54%)
1,250,000	2U, Inc. [1]	$60,109,243	$62,150,000
1,050,000	Altair Engineering, Inc., Cl A [1]	17,162,705	28,959,000
800,000	Aspen Technology, Inc. [1]	29,983,938	65,744,000
300,000	Avalara, Inc. [1]	7,200,000	9,345,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	29,316,500
6,000,000	Cision Ltd. [1,2]	64,996,212	70,200,000
1,750,000	Guidewire Software, Inc. [1]	56,545,754	140,402,500
750,000	The Trade Desk, Inc., Cl A [1]	31,408,547	87,045,000
375,000	The Ultimate Software Group, Inc. [1]	10,480,696	91,826,250
1,450,000	Yext, Inc. [1]	19,421,005	21,532,500

		321,019,821	606,520,750

	Data Processing & Outsourced Services (1.82%)
450,000	WEX, Inc. [1]	18,982,530	63,027,000

	Electronic Equipment & Instruments (2.07%)
1,850,000	Cognex Corp.	14,811,234	71,539,500

	Internet Services & Infrastructure (3.80%)
2,500,000	GTT Communications, Inc. [1]	77,310,807	59,150,000
800,000	Wix.com Ltd. [1,2]	46,089,878	72,272,000

		123,400,685	131,422,000

	IT Consulting & Other Services (6.12%)
1,300,000	Gartner, Inc. [1]	21,268,349	166,192,000
1,178,446	LiveRamp Holdings, Inc. (formerly, Acxiom Corporation)[1]	25,943,360	45,523,369

		47,211,709	211,715,369

	Systems Software (0.76%)
350,000	Qualys, Inc. [1]	12,310,703	26,159,000

Total Information Technology		537,736,682	1,110,383,619

Materials (3.59%)
	Commodity Chemicals (0.73%)
1,000,000	Orion Engineered Carbons SA [2]	28,618,002	25,280,000

	Construction Materials (0.91%)
2,550,000	Summit Materials, Inc., Cl A [1]	53,071,791	31,620,000

	Metal & Glass Containers (1.10%)
800,000	Berry Global Group, Inc. [1]	12,652,147	38,024,000

	Specialty Chemicals (0.85%)
350,000	Ingevity Corp. [1]	31,058,811	29,291,500

Total Materials		125,400,751	124,215,500

Real Estate (5.61%)
	Office REITs (0.23%)
100,000	SL Green Realty Corp.	2,127,325	7,908,000

	Specialized REITs (5.38%)
2,250,000	Americold Realty Trust [3]	44,795,574	57,465,000
1,100,000	Gaming and Leisure Properties, Inc.	18,226,764	35,541,000
575,000	SBA Communications Corp. [1]	2,316,760	93,086,750

		65,339,098	186,092,750

Total Real Estate		67,466,423	194,000,750

Total Common Stocks		1,911,770,101	3,414,754,341

Principal Amount		Cost	Value
Short Term Investments (1.41%)
$48,767,758	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $48,769,113; (Fully collateralized by $47,550,000 U.S. Treasury Bond, 3.00% due 2/15/2047; Market value – $47,743,671, $345,000 U.S. Treasury Note, 3.125% due 5/15/2048; Market value – $351,366 and $1,545,000 U.S. Treasury Note, 3.375% due 11/15/2048; Market value – $1,651,344) [4]	$48,767,758	$48,767,758

Total Investments (100.15%)		$1,960,537,859	3,463,522,099

Liabilities Less Cash and Other Assets (-0.15%)			(5,090,242)

Net Assets			$3,458,431,857

Retail Shares (Equivalent to $23.94 per share based on 55,864,110 shares outstanding)			$1,337,372,944

Institutional Shares (Equivalent to $24.95 per share based on 80,149,404 shares outstanding)			$1,999,805,031

R6 Shares (Equivalent to $24.94 per share based on 4,860,976 shares outstanding)			$121,253,882

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.58%)
Communication Services (12.86%)
	Interactive Home Entertainment (3.08%)
96,800	Electronic Arts, Inc. [1]	$10,509,914	$7,638,488
37,100	Take-Two Interactive Software, Inc. [1]	4,329,863	3,819,074

		14,839,777	11,457,562

	Interactive Media & Services (6.83%)
19,350	Alphabet, Inc., Cl C [1]	15,931,280	20,039,054
29,500	IAC/InterActiveCorp. [1]	5,429,439	5,399,680

		21,360,719	25,438,734

	Movies & Entertainment (2.95%)
206,014	Manchester United plc, Cl A [2]	3,264,749	3,910,146
17,325	Netflix, Inc. [1]	838,544	4,637,209
21,500	Spotify Technology SA [1,2]	3,221,728	2,440,250

		7,325,021	10,987,605

Total Communication Services		43,525,517	47,883,901

Consumer Discretionary (14.78%)
	Automobile Manufacturers (3.77%)
42,200	Tesla, Inc. [1]	8,953,652	14,044,160

	Education Services (1.12%)
188,736	Arco Platform Ltd., Cl A [1,2]	3,471,822	4,174,841

	Internet & Direct Marketing Retail (9.89%)
36,900	Alibaba Group Holding Limited, ADR [1,2]	2,789,515	5,057,883
14,975	Amazon.com, Inc. [1]	4,786,248	22,492,001
54,550	Expedia Group, Inc.	6,241,642	6,145,057
19,900	Stamps.com, Inc. [1]	3,815,221	3,097,236

		17,632,626	36,792,177

Total Consumer Discretionary		30,058,100	55,011,178

Energy (0.69%)
	Oil & Gas Exploration & Production (0.69%)
24,815	Concho Resources, Inc. [1]	2,557,949	2,550,734

Financials (3.05%)
	Financial Exchanges & Data (1.15%)
20,300	MarketAxess Holdings, Inc.	2,778,366	4,289,593

	Investment Banking & Brokerage (1.90%)
170,200	The Charles Schwab Corp.	6,562,164	7,068,406

Total Financials		9,340,530	11,357,999

Health Care (12.72%)
	Biotechnology (7.95%)
61,300	Acceleron Pharma, Inc. [1]	2,045,685	2,669,615
98,202	argenx SE, ADR [1,2]	4,010,142	9,434,266
162,000	Arrowhead Pharmaceuticals, Inc. [1]	2,493,521	2,012,040
29,700	Neurocrine Biosciences, Inc. [1]	2,480,850	2,120,877
68,000	Sage Therapeutics, Inc. [1]	5,677,501	6,513,720
41,300	Vertex Pharmaceuticals, Inc. [1]	6,450,310	6,843,823

		23,158,009	29,594,341

	Health Care Equipment (2.45%)
29,000	Edwards Lifesciences Corp. [1]	2,557,211	4,441,930
9,735	Intuitive Surgical, Inc. [1]	2,213,294	4,662,286

		4,770,505	9,104,216

	Health Care Services (0.76%)
75,637	Guardant Health, Inc. [1]	1,918,859	2,843,195

	Life Sciences Tools & Services (1.56%)
19,415	Illumina, Inc. [1]	1,838,580	5,823,141

Total Health Care		31,685,953	47,364,893

Shares		Cost	Value
Common Stocks (continued)
Industrials (3.93%)
	Electrical Components & Equipment (0.27%)
100,125	Bloom Energy Corp., Cl A [1,3]	$1,844,270	$999,247

	Research & Consulting Services (3.66%)
30,533	CoStar Group, Inc. [1]	635,568	10,300,002
30,590	Verisk Analytics, Inc. [1]	1,652,699	3,335,534

		2,288,267	13,635,536

Total Industrials		4,132,537	14,634,783

Information Technology (47.15%)
	Application Software (20.79%)
85,160	2U, Inc. [1]	4,738,198	4,234,155
27,300	Adobe, Inc. (formerly, Adobe Systems, Inc.) [1]	5,047,272	6,176,352
79,053	Anaplan, Inc. [1]	1,385,090	2,098,067
19,475	ANSYS, Inc. [1]	1,820,101	2,783,756
116,214	Benefitfocus, Inc. [1]	3,237,786	5,313,304
98,570	Ceridian HCM Holding, Inc. [1]	2,974,654	3,399,679
242,500	Guidewire Software, Inc. [1]	9,488,566	19,455,775
342,000	Opera Ltd., ADR [1,2]	2,739,054	1,901,520
57,900	RingCentral, Inc., Cl A [1]	4,555,398	4,773,276
29,980	salesforce.com, Inc. [1]	1,902,086	4,106,361
40,500	Splunk, Inc. [1]	2,494,218	4,246,425
159,800	SS&C Technologies Holdings, Inc.	5,901,998	7,208,578
57,000	The Trade Desk, Inc., Cl A [1]	1,515,394	6,615,420
341,900	Yext, Inc. [1]	5,065,821	5,077,215

		52,865,636	77,389,883

	Data Processing & Outsourced Services (4.72%)
42,000	MasterCard Incorporated, Cl A	3,610,011	7,923,300
133,500	Pagseguro Digital Ltd., Cl A [1,2]	4,205,022	2,500,455
54,200	Visa, Inc., Cl A	4,409,505	7,151,148

		12,224,538	17,574,903

	Internet Services & Infrastructure (2.22%)
91,443	Wix.com Ltd. [1,2]	5,389,804	8,260,961

	IT Consulting & Other Services (6.06%)
136,487	Gartner, Inc. [1]	5,997,133	17,448,498
132,383	LiveRamp Holdings, Inc. (formerly, Acxiom Corporation) [1]	3,377,705	5,113,955

		9,374,838	22,562,453

	Semiconductors (4.92%)
465,900	Aquantia Corp. [1]	5,695,064	4,085,943
97,200	Mellanox Technologies Ltd. [1,2]	6,190,598	8,979,336
39,400	NVIDIA Corp.	8,380,119	5,259,900

		20,265,781	18,325,179

	Systems Software (8.44%)
208,100	Microsoft Corp.	18,829,508	21,136,717
28,800	Proofpoint, Inc. [1]	2,314,362	2,413,728
30,700	ServiceNow, Inc. [1]	1,980,542	5,466,135
45,500	Varonis Systems, Inc. [1]	1,258,508	2,406,950

		24,382,920	31,423,530

Total Information Technology		124,503,517	175,536,909

Real Estate (2.40%)
	Specialized REITs (2.40%)
20,025	Equinix, Inc.	4,415,656	7,060,014
11,600	SBA Communications Corp. [1]	38,797	1,877,924

Total Real Estate		4,454,453	8,937,938

Total Common Stocks		250,258,556	363,278,335

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.46%)
$9,141,716	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity –$9,141,970; (Fully collateralized by $9,190,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $9,327,749) [4]	$9,141,716	$9,141,716

Total Investments (100.04%)		$259,400,272	372,420,051

Liabilities Less Cash and Other Assets (-0.04%)			(134,627)

Net Assets			$372,285,424

Retail Shares (Equivalent to $17.52 per share based on 15,961,305 shares outstanding)			$279,659,503

Institutional Shares (Equivalent to $18.22 per share based on 4,441,440 shares outstanding)			$80,907,123

R6 Shares (Equivalent to $18.23 per share based on 642,673 shares outstanding)			$11,718,798

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.46%)
Communication Services (14.60%)
	Cable & Satellite (2.96%)
36,250	Naspers Limited, Cl N (South Africa)[2,3]	$6,573,681	$7,257,846

	Interactive Home Entertainment (3.37%)
176,932	Activision Blizzard, Inc.	11,883,837	8,239,723

	Interactive Media & Services (8.27%)
1,948	Alphabet, Inc., Cl A [1]	280,365	2,035,582
10,046	Alphabet, Inc., Cl C [1]	4,142,964	10,403,738
59,639	Facebook, Inc., Cl A [1]	1,468,318	7,818,077

		5,891,647	20,257,397

Total Communication Services		24,349,165	35,754,966

Consumer Discretionary (26.24%)
	Automobile Manufacturers (1.32%)
9,741	Tesla, Inc. [1]	2,746,853	3,241,805

	Internet & Direct Marketing Retail (24.92%)
92,830	Alibaba Group Holding Limited, ADR [1,2]	7,959,441	12,724,208
25,020	Amazon.com, Inc. [1]	6,139,601	37,579,289
4,337	Booking Holdings, Inc. [1]	2,941,040	7,470,136
120,389	Ctrip.com International Ltd., ADR [1,2]	4,281,276	3,257,726
482	Meituan Dianping (Hong Kong)[1,2,3]	4,280	2,702

		21,325,638	61,034,061

Total Consumer Discretionary		24,072,491	64,275,866

Financials (8.58%)
	Financial Exchanges & Data (6.08%)
54,208	CME Group, Inc.	5,248,889	10,197,609
27,643	S&P Global, Inc.	5,226,365	4,697,651

		10,475,254	14,895,260

	Investment Banking & Brokerage (2.50%)
147,148	The Charles Schwab Corp.	5,308,760	6,111,057

Total Financials		15,784,014	21,006,317

Health Care (17.43%)
	Biotechnology (5.27%)
9,053	Biogen, Inc. [1]	2,533,665	2,724,229
40,621	Sage Therapeutics, Inc. [1]	6,350,907	3,891,086
37,971	Vertex Pharmaceuticals, Inc. [1]	5,909,493	6,292,174

		14,794,065	12,907,489

	Health Care Equipment (4.07%)
20,817	Intuitive Surgical, Inc. [1]	6,555,838	9,969,677

	Health Care Technology (3.66%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,347	8,972,462

	Life Sciences Tools & Services (4.43%)
36,146	Illumina, Inc. [1]	2,755,776	10,841,270

Total Health Care		31,599,026	42,690,898

Shares		Cost	Value
Common Stocks (continued)
Information Technology (27.80%)
	Application Software (2.56%)
31,105	RingCentral, Inc., Cl A [1]	$2,480,387	$2,564,296
35,265	Splunk, Inc. [1]	4,025,807	3,697,535

		6,506,194	6,261,831

	Data Processing & Outsourced Services (13.72%)
66,851	MasterCard Incorporated, Cl A	3,750,511	12,611,441
140,702	Pagseguro Digital Ltd., Cl A [1,2]	3,735,316	2,635,349
83,299	Visa, Inc., Cl A	2,537,808	10,990,470
96,219	Worldpay, Inc., Cl A [1]	7,601,671	7,354,018

		17,625,306	33,591,278

	Internet Services & Infrastructure (1.63%)
44,145	Wix.com Ltd. [1,2]	3,671,496	3,988,059

	IT Consulting & Other Services (2.31%)
48,866	EPAM Systems, Inc. [1]	4,356,850	5,668,945

	Semiconductor Equipment (2.49%)
39,157	ASML Holding N.V. [2]	4,042,938	6,093,612

	Systems Software (2.73%)
38,097	Red Hat, Inc. [1]	1,910,187	6,691,357

	Technology Hardware, Storage & Peripherals (2.36%)
36,662	Apple, Inc.	869,664	5,783,064

Total Information Technology		38,982,635	68,078,146

Real Estate (2.81%)
	Specialized REITs (2.81%)
19,555	Equinix, Inc.	3,178,515	6,894,311

Total Common Stocks		137,965,846	238,700,504

Principal Amount
Short Term Investments (0.11%)
$269,831	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $269,838; (Fully collateralized by $275,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $279,122) [3]	269,831	269,831

Total Investments (97.57%)		$138,235,677	238,970,335

Cash and Other Assets Less Liabilities (2.43%)			5,955,499

Net Assets			$244,925,834

Retail Shares (Equivalent to $25.75 per share based on 3,829,329 shares outstanding)			$98,620,130

Institutional Shares (Equivalent to $26.27 per share based on 4,892,833 shares outstanding)			$128,517,995

R6 Shares (Equivalent to $26.28 per share based on 676,970 shares outstanding)			$17,787,709

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.29%)
Communication Services (2.78%)
	Cable & Satellite (1.15%)
94,500	GCI Liberty, Inc., Cl A [1]	$4,998,117	$3,889,620

	Movies & Entertainment (1.63%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	5,498,200

Total Communication Services		10,632,928	9,387,820

Consumer Discretionary (10.65%)
	Casinos & Gaming (4.12%)
285,000	Boyd Gaming Corp.	6,052,912	5,922,300
250,000	Red Rock Resorts, Inc., Cl A	5,703,194	5,077,500
175,000	Studio City International Holdings Ltd., ADR [1,2]	2,268,141	2,926,000

		14,024,247	13,925,800

	Hotels, Resorts & Cruise Lines (0.73%)
300,000	Red Lion Hotels Corp. [1]	3,434,454	2,460,000

	Internet & Direct Marketing Retail (0.74%)
335,000	JUST EAT plc (United Kingdom)[1,2,5]	2,365,361	2,505,224

	Restaurants (2.02%)
450,000	Potbelly Corp. [1]	5,545,259	3,622,500
50,000	Wingstop, Inc.	1,072,182	3,209,500

		6,617,441	6,832,000

	Specialty Stores (3.04%)
250,000	Hudson Ltd., Cl A [1,2]	4,398,812	4,287,500
600,000	Party City Holdco, Inc. [1]	8,454,966	5,988,000

		12,853,778	10,275,500

Total Consumer Discretionary		39,295,281	35,998,524

Consumer Staples (1.87%)
	Agricultural Products (1.73%)
300,000	Limoneira Co.	7,148,307	5,865,000

	Packaged Foods & Meats (0.14%)
750,000	Barfresh Food Group, Inc. [1]	417,200	472,500

Total Consumer Staples		7,565,507	6,337,500

Financials (2.05%)
	Property & Casualty Insurance (2.05%)
125,000	Kinsale Capital Group, Inc.	4,496,768	6,945,000

Health Care (27.49%)
	Biotechnology (4.78%)
60,000	Emergent BioSolutions, Inc. [1]	2,841,009	3,556,800
100,000	Esperion Therapeutics, Inc. [1]	5,052,792	4,600,000
385,000	Flexion Therapeutics, Inc. [1]	7,945,336	4,358,200
140,000	Myovant Sciences Ltd. [1,2]	3,334,221	2,297,400
14,000	Sage Therapeutics, Inc. [1]	905,737	1,341,060

		20,079,095	16,153,460

	Health Care Equipment (8.32%)
81,339	AxoGen, Inc. [1]	1,502,670	1,661,756
390,000	Intersect ENT, Inc. [1,4]	12,133,667	10,990,200
152,424	IntriCon Corp. [1]	6,149,700	4,020,945
509,431	RA Medical Systems, Inc. [1]	7,695,327	4,049,977
1,220,000	ViewRay, Inc. [1]	9,197,421	7,405,400

		36,678,785	28,128,278

	Health Care Services (0.21%)
18,961	Guardant Health, Inc. [1]	360,259	712,744

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (3.40%)
1,320,000	Cerus Corp. [1]	$6,251,442	$6,692,400
378,100	Sientra, Inc. [1]	3,170,888	4,805,651

		9,422,330	11,498,051
	Health Care Technology (1.70%)
116,000	Teladoc Health, Inc. [1]	3,024,550	5,750,120

	Life Sciences Tools & Services (7.00%)
260,000	Accelerate Diagnostics, Inc. [1]	4,117,791	2,990,000
397,699	CareDx, Inc. [1,4]	5,679,419	9,998,153
367,564	Myriad Genetics, Inc. [1,4]	9,182,457	10,685,085

		18,979,667	23,673,238

	Pharmaceuticals (2.08%)
1,850,000	TherapeuticsMD, Inc. [1]	9,515,551	7,048,500

Total Health Care		98,060,237	92,964,391

Industrials (15.86%)
	Aerospace & Defense (4.97%)
70,000	Cubic Corp.	4,165,751	3,761,800
275,600	Mercury Systems, Inc. [1]	8,985,073	13,033,124

		13,150,824	16,794,924

	Electrical Components & Equipment (0.30%)
100,074	Bloom Energy Corp., Cl A [1,4]	1,831,813	998,738

	Heavy Electrical Equipment (2.92%)
402,000	TPI Composites, Inc. [1]	8,967,949	9,881,160

	Industrial Conglomerates (0.77%)
72,000	Raven Industries, Inc.	2,637,579	2,605,680

	Industrial Machinery (5.43%)
71,600	ESCO Technologies, Inc.	3,678,722	4,722,020
193,000	Kornit Digital Ltd. [1,2]	2,853,283	3,612,960
240,000	Luxfer Holdings plc [2]	5,563,295	4,231,200
175,000	Sun Hydraulics Corp.	8,114,134	5,808,250

		20,209,434	18,374,430

	Trading Companies & Distributors (1.47%)
90,000	SiteOne Landscape Supply, Inc. [1]	4,257,644	4,974,300

Total Industrials		51,055,243	53,629,232

Information Technology (24.66%)
	Application Software (9.57%)
33,000	2U, Inc. [1]	1,643,785	1,640,760
60,880	Anaplan, Inc. [1]	1,034,960	1,615,755
50,700	Envestnet, Inc. [1]	1,772,888	2,493,933
75,000	QAD, Inc., Cl A	2,888,702	2,949,750
20,000	QAD, Inc., Cl B	364,789	590,400
380,000	RIB Software SE (Germany)[2,5]	7,417,644	5,180,446
77,500	The Trade Desk, Inc., Cl A [1]	2,645,760	8,994,650
600,000	Yext, Inc. [1]	8,910,330	8,910,000

		26,678,858	32,375,694

	Electronic Equipment & Instruments (2.91%)
29,300	Coherent, Inc. [1]	5,356,999	3,097,303
55,000	Novanta, Inc. [1,2]	1,465,584	3,465,000
150,000	PAR Technology Corp. [1]	2,652,993	3,262,500

		9,475,576	9,824,803

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (2.52%)
200,000	Endava plc, ADR [1,2]	$4,369,545	$4,848,000
95,000	LiveRamp Holdings, Inc. (formerly, Acxiom Corporation) [1]	2,328,015	3,669,850

		6,697,560	8,517,850

	Semiconductor Equipment (3.35%)
120,000	Brooks Automation, Inc.	3,353,602	3,141,600
320,000	Ichor Holdings Ltd. [1,2]	6,258,295	5,216,000
130,000	Nova Measuring Instruments Ltd. [1,2]	3,150,536	2,961,400

		12,762,433	11,319,000

	Semiconductors (1.24%)
750,000	Everspin Technologies, Inc. [1]	6,800,371	4,207,500

	Systems Software (5.07%)
210,000	ForeScout Technologies, Inc. [1]	5,279,428	5,457,900
98,000	Qualys, Inc. [1]	3,713,671	7,324,520
48,565	Tenable Holdings, Inc. [1]	1,116,995	1,077,657
62,000	Varonis Systems, Inc. [1]	1,687,630	3,279,800

		11,797,724	17,139,877

Total Information Technology		74,212,522	83,384,724

Real Estate (4.93%)
	Diversified REITs (1.63%)
300,000	Alexander & Baldwin, Inc.[1]	8,519,058	5,514,000

	Specialized REITs (3.30%)
350,000	Americold Realty Trust [4]	6,167,793	8,939,000
60,000	QTS Realty Trust, Inc., Cl A	2,604,259	2,223,000

		8,772,052	11,162,000

Total Real Estate		17,291,110	16,676,000

Total Common Stocks		302,609,596	305,323,191

Warrants (0.02%)
Consumer Staples (0.02%)
	Packaged Foods & Meats (0.02%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,3,5]	0	55,500

Principal Amount		Cost	Value
Short Term Investments (7.33%)
$24,794,204	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $24,794,892; (Fully collateralized by $24,920,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $25,293,526)[5]	$24,794,204	$24,794,204

Total Investments (97.64%)		$327,403,800	330,172,895

Cash and Other Assets Less Liabilities (2.36%)			7,976,680

Net Assets			$338,149,575

Retail Shares (Equivalent to $16.89 per share based on 5,776,188 shares outstanding)			$97,545,092

Institutional Shares (Equivalent to $17.09 per share based on 13,810,497 shares outstanding)			$236,081,908

R6 Shares (Equivalent to $17.09 per share based on 264,566 shares outstanding)			$4,522,575

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2018, the market value of restricted and fair valued securities amounted to $55,500 or 0.02% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.97%)
Communication Services (11.28%)
	Cable & Satellite (2.29%)
283	Charter Communications, Inc., Cl A [1]	$89,042	$80,646

	Interactive Home Entertainment (4.66%)
1,517	Activision Blizzard, Inc.	106,770	70,647
1,182	Electronic Arts, Inc. [1]	138,754	93,271

		245,524	163,918

	Interactive Media & Services (4.33%)
147	Alphabet, Inc., Cl C [1]	159,798	152,235

Total Communication Services		494,364	396,799

Consumer Discretionary (7.93%)
	Apparel, Accessories & Luxury Goods (3.17%)
381	LVMH Moet Hennessy Louis Vuitton SE (France)[2,3]	122,482	111,547

	Home Improvement Retail (2.56%)
523	Home Depot, Inc.	99,533	89,862

	Internet & Direct Marketing Retail (2.20%)
45	Booking Holdings, Inc. [1]	87,686	77,509

Total Consumer Discretionary		309,701	278,918

Consumer Staples (5.29%)
	Distillers & Vintners (2.30%)
503	Constellation Brands, Inc., Cl A	113,555	80,893

	Hypermarkets & Super Centers (1.55%)
268	Costco Wholesale Corp.	50,734	54,594

	Personal Products (1.44%)
388	The Estée Lauder Companies, Inc., Cl A	53,240	50,479

Total Consumer Staples		217,529	185,966

Financials (15.28%)
	Asset Management & Custody Banks (3.33%)
298	BlackRock, Inc.	158,248	117,060

	Financial Exchanges & Data (11.95%)
770	CME Group, Inc.	118,440	144,852
963	Moody’s Corp.	149,209	134,859
826	S&P Global, Inc.	145,055	140,371

		412,704	420,082

Total Financials		570,952	537,142

Health Care (18.57%)
	Biotechnology (3.14%)
754	AbbVie, Inc.	78,928	69,511
136	Biogen, Inc. [1]	44,793	40,925

		123,721	110,436

	Health Care Equipment (3.98%)
1,357	Danaher Corp.	133,236	139,934

	Life Sciences Tools & Services (4.76%)
1,249	Agilent Technologies, Inc.	84,744	84,258
147	Mettler-Toledo International, Inc. [1]	89,886	83,140

		174,630	167,398

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (5.19%)
733	UnitedHealth Group, Inc.	$166,293	$182,605

	Pharmaceuticals (1.50%)
1,373	AstraZeneca PLC, ADR [2]	52,041	52,146
13	Elanco Animal Health, Inc. [1]	312	410

		52,353	52,556

Total Health Care		650,233	652,929

Industrials (6.41%)
	Building Products (1.00%)
819	AO Smith Corp.	51,801	34,971

	Industrial Machinery (1.74%)
483	Illinois Tool Works, Inc.	79,341	61,191

	Research & Consulting Services (2.24%)
1,645	IHS Markit Ltd. [1,2]	87,787	78,911

	Trading Companies & Distributors (1.43%)
962	Fastenal Co.	51,877	50,303

Total Industrials		270,806	225,376

Information Technology (25.13%)
	Data Processing & Outsourced Services (4.68%)
872	MasterCard Incorporated, Cl A	138,842	164,503

	Electronic Equipment & Instruments (1.44%)
100	KEYENCE CORPORATION (Japan)[2,3]	57,507	50,545

	Electronic Manufacturing Services (3.09%)
1,436	TE Connectivity Ltd. [2]	136,505	108,605

	IT Consulting & Other Services (2.38%)
593	Accenture plc, Cl A [2]	92,876	83,619

	Semiconductor Equipment (2.00%)
452	ASML Holding N.V. [2]	83,279	70,340

	Semiconductors (2.50%)
1,411	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	58,619	52,080
381	Texas Instruments, Inc.	40,177	36,004

		98,796	88,084
	Systems Software (5.11%)
1,769	Microsoft Corp.	156,765	179,677

	Technology Hardware, Storage & Peripherals (3.93%)
876	Apple, Inc.	151,825	138,180

Total Information Technology		916,395	883,553

Materials (1.81%)
	Specialty Chemicals (1.81%)
162	The Sherwin-Williams Co.	65,853	63,741

Real Estate (2.27%)
	Specialized REITs (2.27%)
226	Equinix, Inc.	100,520	79,679

Total Common Stocks		3,596,353	3,304,103

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (7.66%)
$269,417	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2018, 0.50% due 1/2/2019; Proceeds at maturity – $269,425; (Fully collateralized by $275,000 U.S. Treasury Note, 2.875% due 5/15/2028; Market value – $279,122)[3]	$269,417	$269,417

Total Investments (101.63%)		$3,865,770	3,573,520

Liabilities Less Cash and Other Assets (-1.63%)			(57,470)

Net Assets			$3,516,050

Retail Shares (Equivalent to $9.22 per share based on 59,749 shares outstanding)			$550,801

Institutional Shares (Equivalent to $9.24 per share based on 280,579 shares outstanding)			$2,592,084

R6 Shares (Equivalent to $9.24 per share based on 40,399 shares outstanding)			$373,165

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending.The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2018, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

3. RESTRICTED SECURITIES

At December 31, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, securities have been halted or suspended from trading and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$183,462

(Cost $0) (0.01% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Schrödinger, Inc. Series E	11/9/2018	$4,025,224
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	61,755

Total Restricted Securities		$4,086,979

(Cost $4,999,998) † (0.08% of Net Assets)
	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$55,500

(Cost $0) (0.02% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Funds	December 31, 2018

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,998,026,429	$—	$—	$2,998,026,429
Private Partnerships	—	—	183,462	183,462
Short Term Investments	—	64,679,957	—	64,679,957

Total Investments	$2,998,026,429	$64,679,957	$183,462	$3,062,889,848

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,436,771,054	$6,605,275	$—	$5,443,376,329
Preferred Stocks	—	25,929,195	—	25,929,195
Private Preferred Stocks	—	—	4,025,224	4,025,224
Private Partnerships	—	—	61,755	61,755
Short Term Investments	—	782,663	—	782,663

Total Investments	$5,436,771,054	$33,317,133	$4,086,979	$5,474,175,166

Baron Funds	December 31, 2018

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,370,096,113	$44,658,228	$—	$3,414,754,341
Short Term Investments	—	48,767,758	—	48,767,758

Total Investments	$3,370,096,113	$93,425,986	$—	$3,463,522,099

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$363,278,335	$—	$—	$363,278,335
Short Term Investments	—	9,141,716	—	9,141,716

Total Investments	$363,278,335	$9,141,716	$—	$372,420,051

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$231,439,956	$7,260,548	$—	$238,700,504
Short Term Investments	—	269,831	—	269,831

Total Investments	$231,439,956	$7,530,379	$—	$238,970,335

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$297,637,521	$7,685,670	$—	$305,323,191
Warrants	—	55,500	—	55,500
Short Term Investments†	—	24,794,204	—	24,794,204

Total Investments	$297,637,521	$32,535,374	$—	$330,172,895

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,142,011	$162,092	$—	$3,304,103
Short Term Investments	—	269,417	—	269,417

Total Investments	$3,142,011	$431,509	$—	$3,573,520

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2018

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2018
Private Equity Investments
Financials	$183,462	$—	$—	$—	$—	$—	$—	$—	$183,462	$—

Total	$183,462	$—	$—	$—	$—	$—	$—	$—	$183,462	$—

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2018
Private Equity Investments
Financials	$61,755	$—	$—	$—	$—	$—	$—	$—	$61,755	$—
Private Preferred Stocks
Health Care	—	—	—	(974,774)	4,999,998	—	—	—	4,025,224	(974,774)

Total	$61,755	$—	$—	$(974,774)	$4,999,998	$—	$—	$—	$4,086,979	$(974,774)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2018, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,314,608,820	$1,932,473,839	$1,960,537,859	$259,400,272	$138,235,677	$327,403,800	$3,865,770

Gross tax unrealized appreciation	$1,780,971,697	$3,601,828,723	$1,704,765,695	$127,496,976	$110,068,327	$45,779,605	$102,059
Gross tax unrealized depreciation	(32,690,669)	(60,127,396)	(201,781,455)	(14,477,197)	(9,333,669)	(43,010,510)	(394,309)

Net unrealized appreciation	$1,748,281,028	$3,541,701,327	$1,502,984,240	$113,019,779	$100,734,658	$2,769,095	$(292,250)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2018	Value at December 31, 2018	% of Net Assets at December 31, 2018
“Affiliated” Company as of December 31, 2018:
Benefitfocus, Inc.	$88,990,000	$—	$—	$11,594,000	$—	$—	2,200,000	$100,584,000	1.86%
Choice Hotels International, Inc.	249,900,000	—	—	(35,160,000)	—	1,290,000	3,000,000	214,740,000	3.98%
Iridium Communications, Inc.	168,489,833	—	—	(30,328,170)	—	—	7,488,437	138,161,663	2.56%
Iridium Communications, Inc., Series B, 6.75%	31,258,957	—	—	(5,329,762)	—	—	41,074	25,929,195	0.48%
Vail Resorts, Inc.	576,282,000	—	—	(133,560,000)	—	6,174,000	2,100,000	442,722,000	8.20%

	$1,114,920,790	$—	$—	$(192,783,932)	$—	$7,464,000		$922,136,858

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2018.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has elected to early adopt this guidance.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	February 26, 2019